UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22334

Western Asset Global Corporate Defined Opportunity Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-888-777-0102

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2010

ITEM 1.                  SCHEDULE OF INVESTMENTS

WESTERN ASSET GLOBAL CORPORATE

DEFINED OPPORTUNITY FUND INC.

FORM N-Q

JANUARY 31, 2010

Western Asset Global Corporate Defined Opportunity Fund Inc.

Schedule of Investments (unaudited)	January 31, 2010

Face Amount†		Security	Value
CORPORATE BONDS & NOTES — 89.9%
CONSUMER DISCRETIONARY — 10.1%
Auto Components — 0.7%
1,500,000		Allison Transmission Inc., Senior Toggle Notes, 11.250% due 11/1/15 (a)(b)	$1,586,250
750,000	EUR	Europcar Groupe SA, Senior Subordinated Notes, 8.125% due 5/15/14 (a)	942,241
		Total Auto Components	2,528,491
Diversified Consumer Services — 0.8%
571,696	GBP	Dignity Finance PLC, Secured Bonds, 6.310% due 12/31/23	1,007,813
1,500,000		Stonemor Operating LLC/Cornerstone Family Services/Osiris Holdings, Senior Notes, 10.250% due 12/1/17 (a)	1,582,500
		Total Diversified Consumer Services	2,590,313
Hotels, Restaurants & Leisure — 2.1%
780,000	EUR	Codere Finance Luxembourg SA, Senior Secured Notes, 8.250% due 6/15/15 (a)	986,698
1,000,000		Harrah’s Operating Co. Inc., Senior Secured Notes, 11.250% due 6/1/17	1,067,500
1,000,000		Landry’s Restaurants Inc., Senior Secured Notes, 11.625% due 12/1/15 (a)	1,075,000
1,000,000		MGM MIRAGE Inc., Senior Notes, 11.375% due 3/1/18 (a)	950,000
656,736	GBP	Mitchells & Butlers Finance PLC, Secured Notes, 5.965% due 12/15/23	1,112,883
1,000,000		Mohegan Tribal Gaming Authority, Senior Secured Notes, 11.500% due 11/1/17 (a)	1,055,000
1,000,000		NCL Corp. Ltd., Senior Secured Notes, 11.750% due 11/15/16 (a)	1,065,000
		Total Hotels, Restaurants & Leisure	7,312,081
Household Durables — 0.5%
1,500,000		Norcraft Cos. LP/Norcraft Finance Corp., Senior Secured Notes, 10.500% due 12/15/15 (a)	1,567,500
Leisure Equipment & Products — 0.3%
840,000	EUR	Carlson Wagonlit BV, Senior Notes, 6.415% due 5/1/15 (a)(c)	985,345
Media — 4.5%
1,800,000		Comcast Corp., Senior Notes, 5.700% due 7/1/19	1,906,889
180,000		Globo Communicacoes e Participacoes SA, Bonds, 7.250% due 4/26/22 (a)	188,550
1,730,000		Grupo Televisa SA, Senior Bonds, 6.625% due 1/15/40 (a)	1,762,579
600,000	EUR	ITV PLC, Senior Notes, 10.000% due 6/30/14	945,365
740,000	EUR	Lighthouse International Co. SA, Senior Secured Notes, 8.000% due 4/30/14 (a)	672,861
		NET Servicos de Comunicacao SA, Bonds:
470,000		7.500% due 1/27/20 (a)	479,400
270,000		7.500% due 1/27/20 (a)	275,400
1,200,000	GBP	Pearson PLC, Senior Bonds, 7.000% due 10/27/14	2,125,465
1,180,000		Reed Elsevier Capital Inc., Notes, 8.625% due 1/15/19	1,482,165
1,500,000		Time Warner Cable Inc., Senior Notes, 8.750% due 2/14/19	1,858,532
600,000	EUR	UPC Holding BV, Senior Secured Notes, 9.750% due 4/15/18 (a)	859,990
2,000,000	CAD	Videotron Ltee, Senior Notes, 7.125% due 1/15/20 (a)	1,905,074
560,000	GBP	Virgin Media Finance PLC, Senior Bonds, 8.875% due 10/15/19	932,510
		Total Media	15,394,780
Multiline Retail — 0.6%
		Neiman Marcus Group Inc.:
2,000,000		Senior Notes, 9.000% due 10/15/15 (b)	1,955,000
180,000		Senior Secured Notes, 7.125% due 6/1/28	155,700
		Total Multiline Retail	2,110,700
Specialty Retail — 0.6%
1,500,000		Blockbuster Inc., Senior Secured Notes, 11.750% due 10/1/14 (a)	1,102,500

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)	January 31, 2010

Face Amount†		Security	Value
Specialty Retail — 0.6% (continued)
960,000	EUR	Edcon Proprietary Ltd., Senior Notes, 3.964% due 6/15/14 (a)(c)	$926,207
		Total Specialty Retail	2,028,707
		TOTAL CONSUMER DISCRETIONARY	34,517,917
CONSUMER STAPLES — 6.8%
Beverages — 0.6%
1,200,000	GBP	Anheuser-Busch InBev NV, Senior Notes, 6.500% due 6/23/17	2,131,847
Food & Staples Retailing — 0.9%
1,000,000		CVS Caremark Corp., Senior Notes, 6.125% due 9/15/39	993,151
1,200,000	GBP	Tesco PLC, Senior Notes, 6.125% due 2/24/22	2,049,976
		Total Food & Staples Retailing	3,043,127
Food Products — 0.8%
530,000	EUR	Campofrio Food Group SA, Senior Notes, 8.250% due 10/31/16 (a)	729,308
430,000		Ciliandra Perkasa Finance Co. Pte Ltd., Senior Notes, 10.750% due 12/8/11 (a)	442,835
1,500,000		Smithfield Foods Inc., Senior Secured Notes, 10.000% due 7/15/14 (a)	1,640,625
		Total Food Products	2,812,768
Household Products — 0.3%
900,000		Visant Corp., Senior Subordinated Notes, 7.625% due 10/1/12	909,000
Personal Products — 0.6%
2,000,000		Revlon Consumer Products Corp., Senior Secured Notes, 9.750% due 11/15/15 (a)	2,072,500
Tobacco — 3.6%
2,600,000		Altria Group Inc., Senior Notes, 9.700% due 11/10/18	3,261,333
1,450,000	EUR	BAT International Finance PLC, Senior Notes, 4.875% due 2/24/21	2,073,205
1,150,000	EUR	Imperial Tobacco Finance PLC, Senior Notes, 8.375% due 2/17/16	1,968,912
2,305,000		Lorillard Tobacco Co., Senior Notes, 8.125% due 6/23/19	2,533,453
2,340,000		Reynolds American Inc., 6.750% due 6/15/17	2,498,540
		Total Tobacco	12,335,443
		TOTAL CONSUMER STAPLES	23,304,685
ENERGY — 9.0%
Oil, Gas & Consumable Fuels — 9.0%
1,370,000		Anadarko Petroleum Corp., Senior Notes, 6.450% due 9/15/36	1,413,336
1,500,000		Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	1,447,500
2,574,000		Dolphin Energy Ltd., Senior Secured Bonds, 5.888% due 6/15/19 (a)	2,578,590
1,650,000		Ecopetrol SA, Senior Notes, 7.625% due 7/23/19 (d)	1,794,375
1,000,000		Energy Transfer Partners LP, Senior Notes, 9.700% due 3/15/19	1,274,326
1,290,000		Enterprise Products Operating LLC, Senior Notes, 6.500% due 1/31/19	1,420,416
470,000		Indo Integrated Energy BV, Senior Subordinated Notes, 9.000% due 6/1/12	485,654
472,000	GBP	Infinis PLC, Senior Notes, 9.125% due 12/15/14 (a)	770,858
1,660,000		KazMunaiGaz Finance Sub B.V., Senior Notes, 8.375% due 7/2/13 (a)	1,813,550
1,330,000		Kinder Morgan Energy Partners LP, Medium-Term Notes, 6.950% due 1/15/38	1,468,260
1,860,000		LUKOIL International Finance BV, Bonds, 6.656% due 6/7/22 (a)	1,785,600
1,000,000		Murray Energy Corp., Senior Secured Notes, 10.250% due 10/15/15 (a)	1,022,500
		OPTI Canada Inc., Senior Secured Notes:
1,000,000		9.000% due 12/15/12 (a)	1,030,000
1,000,000		8.250% due 12/15/14	885,000
910,000		Pemex Project Funding Master Trust, Senior Bonds, 6.625% due 6/15/35	847,650
2,330,000		Petroleum Co. of Trinidad & Tobago Ltd., Senior Notes, 9.750% due 8/14/19 (a)	2,638,725
1,780,000		Petronas Capital Ltd., 5.250% due 8/12/19 (a)(d)	1,797,647

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)	January 31, 2010

Face Amount†		Security	Value
Oil, Gas & Consumable Fuels — 9.0% (continued)
1,500,000		Plains Exploration & Production Co., Senior Notes, 8.625% due 10/15/19	$1,590,000
1,630,000		Ras Laffan Liquefied Natural Gas Co., Ltd. III, Senior Secured Bonds, 6.750% due 9/30/19 (a)	1,799,401
1,000,000		SandRidge Energy Inc., Senior Notes, 9.875% due 5/15/16 (a)	1,067,500
1,250,000		Williams Cos. Inc., Senior Notes, 8.750% due 1/15/20	1,609,096
		TOTAL ENERGY	30,539,984
FINANCIALS — 38.3%
Capital Markets — 3.0%
1,300,000		Goldman Sachs Capital II, Junior Subordinated Bonds, 5.793% due 6/1/12 (c)(e)	1,023,750
2,700,000	EUR	Goldman Sachs Group Inc., Subordinated Notes, 4.750% due 10/12/21	3,561,859
1,050,000	GBP	UBS AG London, Senior Notes, 6.375% due 7/20/16	1,817,940
4,000,000		UBS Preferred Funding Trust I, 8.622% due 10/1/10 (c)(e)	3,863,540
		Total Capital Markets	10,267,089
Commercial Banks — 22.5%
		Australia & New Zealand Banking Group Ltd.:
450,000	GBP	Subordinated Bonds, 6.540% due 6/15/12 (c)(e)	666,479
1,250,000	EUR	Subordinated Notes, 5.125% due 9/10/19	1,834,885
800,000		BankAmerica Capital II, 8.000% due 12/15/26	774,000
1,240,000		BankAmerica Institutional Capital A, Junior Subordinated Bonds, 8.070% due 12/31/26 (a)	1,205,900
850,000		BankAmerica Institutional Capital B, Junior Subordinated Bonds, 7.700% due 12/31/26 (a)	801,125
1,950,000	GBP	Barclays Bank PLC, Subordinated Notes, 6.369% due 12/15/19 (c)(e)	2,513,406
660,000		BB&T Capital Trust II, 6.750% due 6/7/36	657,953
2,700,000		BB&T Capital Trust IV, 6.820% due 6/12/57 (c)	2,470,500
400,000	GBP	BBVA International Preferred SA Unipersonal, 9.100% due 10/21/14 (c)(e)	687,425
1,600,000	EUR	BNP Paribas, Subordinated Notes, 8.667% due 9/11/13 (c)(e)	2,443,233
1,200,000	EUR	Commonwealth Bank of Australia, Subordinated Notes, 5.500% due 8/6/19	1,802,315
		Credit Agricole SA:
400,000	EUR	7.875% due 10/26/19 (c)(e)	591,373
1,820,000		Subordinated Notes, 8.375% due 10/13/19 (a)(c)(e)	1,971,950
320,000		Credit Suisse AG, Subordinated Notes, 5.400% due 1/14/20	320,184
2,500,000	GBP	Credit Suisse London, Subordinated Notes, 6.750% due 1/16/23 (c)	4,349,669
1,200,000	EUR	Fortis Bank SA/NV, Senior Subordinated Notes, 5.757% due 10/4/17	1,833,369
1,900,000	EUR	HSBC Capital Funding LP, 5.369% due 3/24/14 (c)(e)	2,367,229
1,900,000		ICICI Bank Ltd., Subordinated Bonds, 6.375% due 4/30/22 (a)(c)(d)	1,776,012
2,850,000	GBP	ING Bank NV, Subordinated Notes, 6.875% due 5/29/23 (c)	4,876,698
		Intesa Sanpaolo SpA, Subordinated Notes:
1,200,000	EUR	6.625% due 5/8/18	1,795,526
450,000	EUR	8.375% due 10/14/19 (c)(e)	649,407
		Lloyds TSB Bank PLC, Notes:
1,250,000	EUR	5.375% due 9/3/19	1,769,590
3,650,000		5.800% due 1/13/20 (a)	3,616,201
2,750,000	EUR	National Australia Bank Ltd., Subordinated Notes, 6.750% due 6/26/23 (c)	4,479,473
500,000	GBP	National Capital Trust I, 5.620% due 12/17/18 (a)(c)(e)	668,480
1,650,000		NB Capital Trust IV, 8.250% due 4/15/27	1,625,250
1,997,000		Rabobank Nederland NV, Junior Subordinated Notes, 11.000% due 6/30/19 (a)(c)(e)	2,558,419
90,000		Resona Preferred Global Securities Cayman Ltd., Junior Subordinated, Bonds, 7.191% due 7/30/15 (a)(c)(e)	83,716
4,000,000		Royal Bank of Scotland Group PLC, Subordinated Notes, 5.000% due 10/1/14	3,717,148
1,300,000	EUR	Royal Bank of Scotland PLC, Senior Notes, 5.375% due 9/30/19	1,823,317

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)	January 31, 2010

Face Amount†		Security	Value
Commercial Banks — 22.5% (continued)
3,070,000		RSHB Capital, Loan Participation Notes, Senior Secured Bonds, 6.299% due 5/15/17 (a)(d)	$3,066,162
350,000	GBP	Santander Finance Preferred SA Unipersonal, Subordinated Bonds, 11.300% due 7/27/14 (c)(e)	629,517
450,000	EUR	Skandinaviska Enskilda Banken AB, Subordinated Notes, 9.250% due 3/31/15 (c)(e)	666,857
1,550,000	EUR	Societe Generale, 9.375% due 9/4/19 (c)(e)	2,484,847
		Standard Chartered Bank, Subordinated Notes:
1,250,000	EUR	5.875% due 9/26/17 (a)	1,895,553
1,000,000	GBP	7.750% due 4/3/18	1,868,337
600,000	GBP	Swedbank AB, Subordinated Notes, 5.250% due 6/22/16 (c)	947,852
700,000	EUR	Unicredito Italiano Capital Trust III, 4.028% due 10/27/15 (c)(e)	719,088
1,500,000		USB Capital XIII Trust, Junior Subordinated Notes, 6.625% due 12/15/39	1,490,181
760,000		Wachovia Capital Trust III, Junior Subordinated Bonds, 5.800% due 3/15/11 (c)(e)	595,156
2,000,000	EUR	Wachovia Corp., Subordinated Notes, 4.375% due 11/27/18	2,751,694
1,100,000		Wells Fargo Capital XIII, Medium-Term Notes, 7.700% due 3/26/13 (c)(e)	1,072,500
1,250,000	EUR	Westpac Banking Corp., Senior Notes, 4.250% due 9/22/16	1,782,562
		Total Commercial Banks	76,700,538
Consumer Finance — 1.8%
1,820,000		American Express Co., Subordinated Debentures, 6.800% due 9/1/66 (c)	1,701,700
2,000,000		Ford Motor Credit Co., LLC, Senior Notes, 12.000% due 5/15/15	2,299,030
2,400,000		SLM Corp., Medium-Term Notes, 5.050% due 11/14/14	2,120,086
		Total Consumer Finance	6,120,816
Diversified Financial Services — 6.0%
1,000,000		AES El Salvador Trust, Senior Notes, 6.750% due 2/1/16 (a)(d)	912,913
3,300,000	EUR	Citigroup Inc., Senior Notes, 7.375% due 9/4/19	5,157,923
3,000,000		Countrywide Capital III, Junior Subordinated Notes, 8.050% due 6/15/27	2,916,669
900,000		Galaxy Entertainment Finance Co., Ltd., Senior Notes, 9.875% due 12/15/12 (a)	938,250
		General Electric Capital Corp.:
940,000	EUR	Subordinated Bonds, 5.500% due 9/15/67 (a)(c)	1,089,599
1,200,000		Subordinated Debentures, 6.375% due 11/15/67 (c)	1,062,000
560,000	EUR	ISS Financing PLC, Senior Secured Bonds, 11.000% due 6/15/14 (a)	849,301
1,440,000		JPMorgan Chase Capital XVIII, Bonds, 6.950% due 8/17/36	1,436,023
1,000,000		JPMorgan Chase Capital XXVII, Junior Subordinated Notes, 7.000% due 11/1/39	1,037,492
550,000	EUR	MUFG Capital Finance 4 Ltd., Junior Subordinated, 5.271% due 1/25/17 (c)(e)	664,254
3,450,000		TNK-BP Finance SA, Senior Notes, 7.875% due 3/13/18 (a)(d)	3,592,312
640,000	EUR	UPC Germany GmbH, Senior Subordinated Notes, 9.625% due 12/1/19 (a)	903,996
		Total Diversified Financial Services	20,560,732
Insurance — 4.2%
1,200,000		American International Group Inc., Senior Notes, 8.250% due 8/15/18	1,102,644
1,300,000	EUR	Aviva PLC, Subordinated Notes, 5.250% due 10/2/23 (c)	1,818,196
		AXA SA, Junior Subordinated Notes:
500,000	EUR	5.777% due 7/6/16 (c)(e)	633,713
2,000,000		6.463% due 12/14/18 (a)(c)(e)	1,592,500
1,200,000		Chubb Corp., Junior Subordinated Notes, 6.375% due 3/29/67 (c)	1,164,000
550,000	EUR	ELM BV, 5.252% due 5/25/16 (c)(e)	675,707
3,180,000		Everest Reinsurance Holdings Inc., Subordinated Notes, 6.600% due 5/15/37 (c)	2,607,600
1,295,000		Farmers Insurance Exchange, Subordinated Notes, 8.625% due 5/1/24 (a)	1,347,896
500,000	EUR	Generali Finance BV, Junior Subordinated Bonds, 5.317% due 6/16/16 (c)(e)	669,807

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)	January 31, 2010

Face Amount†		Security	Value
Insurance — 4.2% (continued)
300,000		MetLife Capital Trust IV, Junior Subordinated Notes, 7.875% due 12/15/37 (a)	$303,000
500,000	EUR	Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Subordinated Bonds, 5.767% due 6/12/17 (c)(e)	646,346
550,000	GBP	QBE Insurance Group Ltd., Senior Notes, 6.125% due 9/28/15 (a)	933,620
550,000	EUR	Sampo Oyj, Senior Notes, 6.339% due 4/10/12	818,224
		Total Insurance	14,313,253
Real Estate Investment Trusts (REITs) — 0.6%
2,000,000		Ventas Realty LP/Ventas Capital Corp., Senior Notes, 6.500% due 6/1/16	1,950,000
Real Estate Management & Development — 0.2%
390,000	GBP	Castle HoldCo 4 Ltd., Senior Secured Notes, 10.000% due 5/8/18 (a)	630,693
		TOTAL FINANCIALS	130,543,121
HEALTH CARE — 3.0%
Health Care Providers & Services — 2.4%
1,500,000		HCA Inc., Senior Secured Notes, 9.250% due 11/15/16	1,586,250
2,700,000		Humana Inc., Senior Notes, 7.200% due 6/15/18	2,940,983
1,000,000		Tenet Healthcare Corp., Senior Notes, 10.000% due 5/1/18 (a)	1,115,000
1,350,000		UnitedHealth Group Inc., Senior Notes, 6.000% due 2/15/18	1,453,647
1,000,000		US Oncology Holdings Inc., Senior Notes, 6.428% due 3/15/12 (b)(c)	950,000
		Total Health Care Providers & Services	8,045,880
Life Sciences Tools & Services — 0.6%
1,500,000	EUR	Millipore Corp., Senior Notes, 5.875% due 6/30/16 (a)	2,030,243
		TOTAL HEALTH CARE	10,076,123
INDUSTRIALS — 4.1%
Aerospace & Defense — 0.2%
1,280,000		Hawker Beechcraft Acquisition Co., Senior Toggle Notes, 8.875% due 4/1/15 (b)	771,200
Air Freight & Logistics — 0.3%
850,000		TGI International Ltd., Senior Notes, 9.500% due 10/3/17 (a)	924,375
Airlines — 1.7%
4,000,000		Continental Airlines Inc., Pass-Through Certificates, 9.250% due 5/10/17	4,090,000
1,500,000		DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (a)	1,383,750
110,000		United Airlines Inc., Senior Secured Notes, 10.400% due 11/1/16	118,525
		Total Airlines	5,592,275
Commercial Services & Supplies — 0.8%
1,250,000		ACCO Brands Corp., Senior Secured Notes, 10.625% due 3/15/15 (a)	1,375,000
1,450,000		Republic Services Inc., Senior Notes, 5.250% due 11/15/21 (a)	1,468,457
		Total Commercial Services & Supplies	2,843,457
Road & Rail — 1.1%
1,150,000	GBP	FirstGroup PLC, Senior Bonds, 8.125% due 9/19/18	2,177,561
1,500,000		RailAmerica Inc., Senior Secured Notes, 9.250% due 7/1/17	1,597,500
		Total Road & Rail	3,775,061
		TOTAL INDUSTRIALS	13,906,368
INFORMATION TECHNOLOGY — 1.0%
Communications Equipment — 0.6%
2,000,000		Brocade Communications Systems Inc., Senior Secured Notes, 6.625% due 1/15/18 (a)	2,035,000

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)	January 31, 2010

Face Amount†		Security	Value
Semiconductors & Semiconductor Equipment — 0.4%
1,500,000		Advanced Micro Devices Inc., Senior Notes, 8.125% due 12/15/17 (a)	$1,515,000
		TOTAL INFORMATION TECHNOLOGY	3,550,000
MATERIALS — 7.8%
Chemicals — 1.0%
610,000	EUR	Cognis Deutschland GmbH & Co. KG, Senior Notes, 9.500% due 5/15/14 (a)	855,270
606,000	EUR	Kerling PLC, Senior Secured Notes, 10.625% due 1/28/17 (a)(f)	862,281
1,500,000		Solutia Inc., Senior Notes, 8.750% due 11/1/17	1,593,750
		Total Chemicals	3,311,301
Construction Materials — 0.2%
610,000	EUR	HeidelbergCement AG, Senior Notes, 8.500% due 10/31/19	893,368
Containers & Packaging — 1.1%
720,000	EUR	Ardagh Glass Group PLC, Senior Toggle Notes, 10.750% due 3/1/15 (b)	994,507
630,000	EUR	Beverage Packaging Holdings Luxembourg II SA, Senior Notes, 9.500% due 6/15/17 (a)	894,244
710,000	EUR	Clondalkin Industries BV, Senior Secured Notes, 8.000% due 3/15/14 (a)	896,916
600,000	EUR	Impress Holdings BV, Senior Bonds, 9.250% due 9/15/14 (a)	868,320
		Total Containers & Packaging	3,653,987
Metals & Mining — 3.6%
		Evraz Group SA, Notes:
460,000		8.875% due 4/24/13 (a)	473,225
450,000		9.500% due 4/24/18 (a)	467,438
1,710,000		Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	1,862,151
880,000		Gerdau Holdings Inc., Senior Notes, 7.000% due 1/20/20 (a)	888,800
1,000,000		Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	1,035,000
3,390,000		Vale Overseas Ltd., Notes, 6.875% due 11/21/36 (d)	3,498,022
1,830,000		Vedanta Resources PLC, Senior Notes, 8.750% due 1/15/14 (a)(d)	1,953,525
1,450,000	EUR	Xstrata Finance Canada Ltd., Senior Notes, 5.250% due 6/13/17	2,106,933
		Total Metals & Mining	12,285,094
Paper & Forest Products — 1.9%
1,220,000		Celulosa Arauco y Constitucion SA, Senior Notes, 7.250% due 7/29/19	1,346,853
193,314	EUR	M-real OYJ, Senior Notes, 5.589% due 12/15/10 (c)	267,017
1,500,000		NewPage Corp., Senior Secured Notes, 11.375% due 12/31/14	1,458,750
640,000	EUR	PE Paper Escrow GmbH, Senior Secured Notes, 11.750% due 8/1/14 (a)	983,956
640,000	EUR	Smurfit Kappa Acquisitions, Senior Secured Notes, 7.750% due 11/15/19 (a)	892,891
1,500,000		Verso Paper Holdings LLC, Senior Secured Notes, 9.125% due 8/1/14	1,423,125
		Total Paper & Forest Products	6,372,592
		TOTAL MATERIALS	26,516,342
TELECOMMUNICATION SERVICES — 5.8%
Diversified Telecommunication Services — 4.3%
710,000		Axtel SAB de CV, Senior Notes, 7.625% due 2/1/17 (a)	697,575
1,000,000	EUR	BCM Ireland Preferred Equity Ltd., Senior Notes, 7.662% due 2/15/17 (a) (b) (c)	705,484
1,200,000	GBP	British Telecommunications PLC, Senior Bonds, 7.500% due 12/7/16	2,264,887
2,000,000		CC Holdings GS V LLC, Senior Secured Notes, 7.750% due 5/1/17 (a)	2,165,000
1,150,000	EUR	Koninklijke KPN NV, Senior Notes, 7.500% due 2/4/19	1,967,601
580,000	EUR	Nordic Telephone Co. Holdings, Senior Notes, 8.250% due 5/1/16 (a)	865,543
1,400,000	EUR	Telecom Italia SpA, Senior Notes, 5.375% due 1/29/19	2,042,425
1,150,000		UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16 (a)(d)	1,204,625
590,000	EUR	Wind Acquisition Finance SA, Senoir Secured Bonds, 11.000% due 12/1/15 (a)	870,228

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)	January 31, 2010

Face Amount†		Security	Value
Diversified Telecommunication Services — 4.3% (continued)
1,500,000	EUR	Wind Acquisition Holdings Finance SpA, Senior Notes, 12.250% due 7/15/17 (a)(b)	$1,946,951
		Total Diversified Telecommunication Services	14,730,319
Wireless Telecommunication Services — 1.5%
220,000		America Movil SAB de CV, Senior Notes, 5.625% due 11/15/17	230,448
		Sprint Capital Corp., Senior Notes:
750,000		6.875% due 11/15/28	592,500
2,000,000		8.750% due 3/15/32	1,810,000
2,530,000		True Move Co., Ltd., 10.750% due 12/16/13 (a)(d)	2,555,300
		Total Wireless Telecommunication Services	5,188,248
		TOTAL TELECOMMUNICATION SERVICES	19,918,567
UTILITIES — 4.0%
Electric Utilities — 1.4%
1,680,000		Centrais Eletricas Brasileiras SA, Senior Notes, 6.875% due 7/30/19 (a)	1,759,800
600,000	GBP	ENW Capital Finance PLC, Notes, 6.750% due 6/20/15	1,033,790
1,200,000	GBP	Scottish & Southern Energy PLC, Senior Notes, 5.750% due 2/5/14	2,049,434
		Total Electric Utilities	4,843,024
Gas Utilities — 0.3%
650,000	GBP	Wales & West Utilities Finance PLC, Senior Secured Notes, 5.125% due 12/2/16	1,039,603
Independent Power Producers & Energy Traders — 0.7%
1,370,000		Colbun SA, Senior Notes, 6.000% due 1/21/20 (a)	1,374,139
1,500,000		Energy Future Holdings Corp., Senior Notes, 10.875% due 11/1/17	1,192,500
		Total Independent Power Producers & Energy Traders	2,566,639
Multi-Utilities — 1.6%
1,200,000	GBP	Centrica PLC, Senior Notes, 6.375% due 3/10/22	2,070,347
1,210,000		Empresas Publicas de Medellin ESP, Senior Notes, 7.625% due 7/29/19 (a)	1,312,850
1,200,000	EUR	Veolia Environnement, Senior Notes, 6.750% due 4/24/19	1,990,941
		Total Multi-Utilities	5,374,138
		TOTAL UTILITIES	13,823,404
		TOTAL CORPORATE BONDS & NOTES (Cost — $307,513,256)	306,696,511
ASSET-BACKED SECURITIES — 3.0%
FINANCIALS — 3.0%
Home Equity — 2.5%
816,891		Argent Securities Inc., 0.621% due 10/25/34 (c)	688,795
3,040,975		Asset Backed Funding Certificates, 1.206% due 6/25/33 (c)	2,686,787
641,516		Home Equity Asset Trust, 0.811% due 3/25/35 (c)	566,356
3,301,629		Residential Asset Mortgage Products Inc., 4.970% due 9/25/33 (c)	3,246,832
1,734,758		Structured Asset Securities Corp., 0.521% due 1/25/33 (c)	1,530,865
		Total Home Equity	8,719,635
Student Loan — 0.5%
		National Collegiate Student Loan Trust, IO:
6,050,000		6.700% due 7/25/12 (f)	909,388
3,804,000		9.750% due 10/27/14 (f)	731,391
		Total Student Loan	1,640,779
		TOTAL ASSET-BACKED SECURITIES (Cost — $10,315,198)	10,360,414

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)	January 31, 2010

Face Amount†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.6%
1,429,495		Adjustable Rate Mortgage Trust, 5.321% due 4/25/35 (c)	$1,348,485
31,454,928		Bayview Commercial Asset Trust, IO, 2.150% due 8/25/35 (a)(c)	1,572,746
120,798		Bear Stearns ARM Trust, 5.743% due 2/25/36 (c)	92,579
3,868,126		Countrywide Home Loan Mortgage Pass-Through Trust, 3.611% due 11/20/34 (c)	3,188,681
864,680		Credit Suisse Mortgage Capital Certificates, 5.650% due 7/27/36 (a)(c)(f)	834,417
424,458		GSMPS Mortgage Loan Trust, 7.500% due 1/25/36 (a)	381,076
1,000,000		JPMorgan Mortgage Trust, 5.196% due 8/25/35 (c)	926,680
2,636,815		Residential Asset Mortgage Products Inc., 7.330% due 4/25/31 (c)	2,154,726
935,900		Sequoia Mortgage Trust, 0.561% due 7/20/33 (c)	798,050
		Washington Mutual Inc., Mortgage Pass-Through Certificates:
137,420		5.510% due 9/25/36 (c)	112,620
1,252,680		1.231% due 6/25/47 (c)	755,616
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $12,142,833)	12,165,676
CONVERTIBLE BOND & NOTE — 0.2%
INDUSTRIALS — 0.2%
Marine — 0.2%
556,000		Horizon Lines Inc., Senior Notes, 4.250% due 8/15/12 (Cost - $451,285)	478,160
SOVEREIGN BONDS — 2.9%
Brazil — 1.0%
		Brazil Nota do Tesouro Nacional, Notes:
5,965,000	BRL	10.000% due 1/1/12	3,069,295
361,000	BRL	10.000% due 1/1/17	165,105
		Total Brazil	3,234,400
United Arab Emirates — 0.5%
		MDC-GMTN B.V., Senior Notes:
430,000		5.750% due 5/6/14 (a)	448,504
1,250,000		7.625% due 5/6/19 (a)(d)	1,333,465
		Total United Arab Emirates	1,781,969
Venezuela — 1.4%
		Bolivarian Republic of Venezuela:
3,500,000		5.750% due 2/26/16 (a)(d)	2,485,000
3,000,000		Senior Bonds, 9.250% due 9/15/27 (d)	2,272,500
		Total Venezuela	4,757,500
		TOTAL SOVEREIGN BONDS (Cost — $9,644,450)	9,773,869
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $340,067,022)	339,474,630
SHORT-TERM INVESTMENTS — 0.4%
U.S. Government Agency — 0.0%
25,000		Federal National Mortgage Association (FNMA), Discount Notes, 0.180% due 8/23/10 (g)(h) (Cost - $24,975)	24,977

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)	January 31, 2010

Face Amount†	Security	Value
Repurchase Agreement — 0.4%
1,504,000	State Street Bank & Trust Co., repurchase agreement dated 1/29/10, 0.010% due 2/1/10; Proceeds at maturity - $1,504,001; (Fully collateralized by U.S. Treasury Bills, 0.000% due 7/08/10; Market value - $1,539,076 (Cost - $1,504,000)	$1,504,000
	TOTAL SHORT-TERM INVESTMENTS (Cost — $1,528,975)	1,528,977
	TOTAL INVESTMENTS — 100.0% (Cost — $341,595,997#)	$341,003,607

†                  Face amount denominated in U.S. dollars, unless otherwise noted.

(a)          Security is exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.  This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)         Payment-in-kind security for which part of the income earned may be paid as additional principal.

(c)          Variable rate security.  Interest rate disclosed is that which is in effect at January 31, 2010.

(d)         All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(e)          Security has no maturity date.  The date shown represents the next call date.

(f)            Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

(g)         All or a portion of this security is held at the broker as collateral for open futures contracts.

(h)         Rate shown represents yield-to-maturity.

#                 Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	-	Adjustable Rate Mortgage
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
IO	-	Interest Only
OJSC	-	Open Joint Stock Company

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Global Corporate Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on October 5, 2009 and is registered as a non-diversified, limited term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income and then to liquidate and distribute substantially all of the Fund’s net assets to stockholders on or about December 2, 2024. As a secondary objective, the Fund seeks capital appreciation. The Fund seeks to achieve its investment objectives by investing at least 80% of its managed assets in a portfolio of U.S. and foreign corporate fixed income securities of varying maturities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.  Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Corporate bonds & notes	—	$306,696,511	—	$306,696,511
Asset-backed securities	—	8,719,635	$1,640,779	10,360,414
Collateralized mortgage obligations	—	11,331,259	834,417	12,165,676
Convertible bond & note	—	478,160	—	478,160
Sovereign bonds	—	9,773,869	—	9,773,869
Total long-term investments	—	336,999,434	2,475,196	339,474,630
Short-term investments†	—	1,528,977	—	1,528,977
Total investments	—	$338,528,411	$2,475,196	$341,003,607
Other financial instruments:
Futures contracts	$(4,350)	—	—	(4,350)
Forward foreign currency contracts	—	2,906,735	—	2,906,735
Reverse repurchase agreements	—	(21,274,799)	—	(21,274,799)
Total other financial instruments	$(4,350)	$(18,368,064)	—	$(18,372,414)
Total	$(4,350)	$320,160,347	$2,475,196	$322,631,193

† See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	ASSET- BACKED SECURITIES	COLLATERALIZED MORTGAGE OBLIGATIONS	TOTAL
Balance as of November 24, 2009	—	—	—
Accrued premiums/discounts	—	—	—
Realized gain/(loss)	—	—	—
Change in unrealized appreciation (depreciation)(1)	$1,171	—	$1,171
Net purchases (sales)	1,639,608	$834,417	2,474,025
Net transfers in and/or out of Level 3	—	—	—
Balance as of January 31, 2010	$1,640,779	$834,417	$2,475,196
Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2010(1)	$1,171	—	$1,171

(1) Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Reverse Repurchase Agreements.  The Fund may enter into reverse repurchase agreements. Under the terms of a typical reverse repurchase agreement, a Fund sells a security subject to an obligation to repurchase the security from the buyer at an agreed-upon time and price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the fund’s use of the proceeds of the agreement may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. In entering into reverse repurchase agreements, the Fund will maintain cash, U.S. government securities or other liquid debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements or will take other actions permitted by law to cover its obligations.

Notes to Schedule of Investments (unaudited) (continued)

(d) Futures Contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates and foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction.  A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a Forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Stripped Securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(h) Credit and Market Risk.  The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(i) Security Transactions.  Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2.  Investments

At January 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$5,316,842
Gross unrealized depreciation	(5,909,232)
Net unrealized depreciation	$(592,390)

Transactions in reverse repurchase agreements for the Fund during the period ended January 31, 2010 were as follows:

Average Daily Balance*	Weighted Average Interest Rate*	Maximum Amount Outstanding
$14,151,919	1.093%	$21,274,799

* Average based on number of days the Fund had reverse repurchase agreements outstanding.

Interest rates on reverse repurchase agreements ranged from 0.850% to 1.250% during the period ended January 31, 2010. Interest expense incurred on reverse repurchase agreements totaled $8,590.

At January 31, 2010, the Fund had the following open reverse repurchase agreements:

Face
Amount	Security	Value
$774,800

Reverse Repurchase Agreement with Credit Suisse, dated 1/27/10 bearing 0.850% to be repurchased at an amount and date to be determined, collateralized by: $1,000,000 AES El Salvador Trust, 6.750% due 2/1/16;

	Market value (including accrued interest) $946,663	$774,800
1,458,876

Reverse Repurchase Agreement with Credit Suisse, dated 1/27/10 bearing 0.850% to be repurchased at an amount and date to be determined, collateralized by: $1,830,000 Vedanta Resources PLC, 8.750% due 1/15/14;

	Market value (including accrued interest) $1,961,045	1,458,876
1,332,470

Reverse Repurchase Agreement with Credit Suisse, dated 1/27/10 bearing 0.850% to be repurchased at an amount and date to be determined, collateralized by: $1,900,000 ICICI Bank Ltd., 6.375% due 4/30/22;

	Market value (including accrued interest) $1,807,084	1,332,470
1,892,187

Reverse Repurchase Agreement with Credit Suisse, dated 1/27/10 bearing 0.850% to be repurchased at an amount and date to be determined, collateralized by: $2,530,000 True Move Co., Ltd., 10.750% due 12/16/13;

	Market value (including accrued interest) $2,590,418	1,892,187
1,337,490	Reverse Repurchase Agreement with Credit Suisse, dated 1/27/10 bearing 0.850% to be repurchased at an amount and date to be determined, collateralized by: $1,650,000 Ecopetrol SA, 7.625% due 7/23/19;
	Market value (including accrued interest) $1,797,509	1,337,490
1,019,250	Reverse Repurchase Agreement with Credit Suisse, dated 1/27/10 bearing 0.850% to be repurchased at an amount and date to be determined, collateralized by: $1,250,000 MDC-GMTN B.V., 7.625% due 5/06/19;
	Market value (including accrued interest) $1,356,234	1,019,250
1,993,800

Reverse Repurchase Agreement with Deutsche Bank Securities Inc., dated 1/12/10 bearing 1.250% to be repurchased at an amount and date to be determined, collateralized by: $3,000,000 Bolivarian Republic of Venezuela, 9.250% due 9/15/27;

	Market value (including accrued interest) $2,378,875	1,993,800

Notes to Schedule of Investments (unaudited) (continued)

Face
Amount	Security	Value
$2,270,800

Reverse Repurchase Agreement with Deutsche Bank Securities Inc., dated 1/12/10 bearing 1.250% to be repurchased at an amount and date to be determined, collateralized by: $3,500,000 Bolivarian Republic of Venezuela, 5.750% due 2/26/16;

	Market value (including accrued interest) $2,571,978	$2,270,800
2,628,175

Reverse Repurchase Agreement with Deutsche Bank Securities Inc., dated 1/12/10 bearing 1.100% to be repurchased at an amount and date to be determined, collateralized by: $2,750,000 TNK-BP Finance SA, 7.875% due 3/13/18;

	Market value (including accrued interest) $2,947,548	2,628,175
2,800,761

Reverse Repurchase Agreement with Deutsche Bank Securities Inc., dated 1/12/10 bearing 1.100% to be repurchased at an amount and date to be determined, collateralized by: $3,070,000 RSHB Capital, 6.299% due 5/15/17;

	Market value (including accrued interest) $3,107,864	2,800,761
1,081,460

Reverse Repurchase Agreement with Deutsche Bank Securities Inc., dated 1/12/10 bearing 1.100% to be repurchased at an amount and date to be determined, collateralized by: $1,150,000 UBS Luxembourg SA for OJSC Vimpel Communications, 8.250% due 5/23/16;

	Market value (including accrued interest) $1,222,980	1,081,460
1,002,630

Reverse Repurchase Agreement with Deutsche Bank Securities Inc., dated 1/12/10 bearing 0.950% to be repurchased at an amount and date to be determined, collateralized by: $1,140,000 Vale Overseas Ltd., 6.875% due 11/21/36;

	Market value (including accrued interest) $1,191,831	1,002,630
1,682,100

Reverse Repurchase Agreement with Deutsche Bank Securities Inc., dated 1/27/10 bearing 0.850% to be repurchased at an amount and date to be determined, collateralized by: $1,780,000 Petronas Capital Ltd., 5.250% due 8/12/19;

	Market value (including accrued interest) $1,841,658	1,682,100

	Total Reverse Repurchase Agreements
	(Proceeds — $21,274,799)	$21,274,799

At January 31, 2010, the Fund had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Loss
Contracts to Sell:
U.S. Treasury 10-Year Notes	2	3/10	$231,962	$236,312	$(4,350)

Notes to Schedule of Investments (unaudited) (continued)

At January 31, 2010, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Euro	28,891,981	$40,106,035	2/17/10	$(3,575,174)
Euro	350,000	485,848	2/17/10	(3,011)
				(3,578,185)
Contracts to Sell:
Canadian Dollar	2,000,000	1,872,253	2/17/10	63,065
Euro	28,891,981	40,106,035	2/17/10	3,571,966
Euro	1,479,102	2,053,197	2/17/10	174,957
Euro	24,738,830	34,340,891	2/17/10	1,559,109
Euro	8,500,000	11,799,167	2/17/10	355,723
Euro	5,750,000	7,981,789	2/17/10	375,405
Euro	1,450,000	2,012,799	2/17/10	91,605
Euro	800,000	1,110,510	2/17/10	16,631
British Pound	396,121	634,164	2/17/10	24,034
British Pound	425,441	681,103	2/17/10	9,529
British Pound	10,299,932	16,489,520	2/17/10	210,480
British Pound	1,400,000	2,241,309	2/17/10	(13,909)
British Pound	4,100,000	6,563,833	2/17/10	1,132
British Pound	1,800,000	2,881,683	2/17/10	45,193
				6,484,920
Net Unrealized Gain on Open Forward Foreign Currency Contracts				$2,906,735

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at January 31, 2010.

	Futures Contracts		Forward Foreign Currency Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Unrealized Appreciation	Unrealized Depreciation	Total
Interest rate contracts	—	$(4,350)	—	—	$(4,350)
Foreign exchange contracts	—	—	$6,498,829	$(3,592,094)	2,906,735
Total	—	$(4,350)	$6,498,829	$(3,592,094)	$2,902,385

The Fund had average market values of $78,771, $27,334,321 and $75,909,717 in futures contracts to sell, forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Global Corporate Defined Opportunity Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: March 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: March 24, 2010

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: March 24, 2010